Other liabilities - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other, current	€ 3,160	€ 2,865
Sales return and other miscellaneous liabilities	300
Due within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	744
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	528
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	393
Thereafter
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	523
NextStar Energy Inc | Battery JVs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other, current	€ 700